COLLATERAL SECURITY FOR MORTGAGE DEBT AND BANK LOANS (Detail Textuals) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Collateral [Abstract]
Carrying amount for vessels as collateral security	$ 1,314	$ 1,259